Goodwill	12 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Goodwill
17.	Goodwill

Total
RMB

Gross carrying value
As of June 30, 2024	-
Addition (Note 3)	187,598
As of June 30, 2025	187,598
Addition	-
As of June 30, 2026	187,598

Total
RMB

Accumulated impairment
As of June 30, 2024	-
Impairment	-
As of June 30, 2025	-
Impairment	(124,059)
As of June 30, 2026	(124,059)

Net carrying value
As of June 30, 2024	-
As of June 30, 2025	187,598
As of June 30, 2026	63,539

Following the Disposal of the Group’s Divested Business (Note 4), the Group now operates solely in the pop toy business, and management has determined that the entire Group constitutes a single reporting unit in accordance with ASC 280-10-50-1. The Group performed goodwill impairment assessments for the reporting unit as of June 30, 2026, and weighed the relevant qualitative factors and quantitative assessment results in totality. As the actual financial performance of the reporting unit did not meet prior forecasted expectations and unfavorable local market conditions, RMB124,059 goodwill impairment loss was recorded.

In performing quantitative impairment tests, the Group used an income approach based on a discounted cash flow model (“DCF model”). Forecasts of future cash flows are based primarily on the best estimate of future net revenues, gross margin and operating expenses, which are subject to expected business operation, local market development, and general economic conditions. Material changes in these forecasts could significantly change the amount of impairment recorded. Therefore, it may be necessary to record further impairment charges to the reporting unit in the future, if such changes occur.

Key assumptions used in quantitative impairment test

The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying amount, including goodwill. The Group used a DCF model to estimate the fair value of the reporting unit, as management believes forecasted operating cash flows are the best indicator of fair value. A number of significant assumptions were involved in the preparation of the DCF models, including future revenues and discount rates. The financial projection adopted in DCF models for impairment testing purpose is based on the financial budgets approved by the management of the Group, which considers the historical performance and its expectation for future market development. Cash flows beyond the forecasted period are extrapolated using a long-term growth rate. Post-tax discount rates reflect market assessment of the weighted average cost of capital in the industry in which the Group operates and the specific risks relating to the Group.

As of June 30, 2026, the fair value of the reporting unit fell below its carrying value by 12.7%. The estimated fair value of a reporting unit is highly sensitive to changes in management’s estimates and assumptions including, but not limited to, the revenue growth rate and discount rate.

Certain future events and circumstances, including deterioration of market conditions, increases in interest rates, and unfavorable impacts on the projections used in the impairment test for the reporting unit discussed above, including changes in customer behavior, decreases in delivery capability, and delays or difficulties in achieving the Group’s profitability goals, could cause the fair value of this reporting unit to fall below its carrying value and a non-cash impairment charge would be required. Such a charge could have a material effect on the consolidated statements of comprehensive income and consolidated balance sheets.